Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Jun. 30, 2022
Accrued Liabilities and Other Payables [Abstract]
Schedule of accrued liabilities and other payables
	As of June 30,
	2022	2021
Payroll payables	$126,336	$60,347
Other payables	102,873	17,220
	$229,209	$77,567